JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.0%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	1,390	1,388
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	329	354
TransDigm, Inc.
6.38%, 3/1/2029 (a)	814	827
6.63%, 3/1/2032 (a)	348	357
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	942	386
		3,312
Automobile Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,335	1,321
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	855	860
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	935	935
Clarios Global LP
6.25%, 5/15/2026 (a)	1,232	1,233
6.75%, 5/15/2028 (a)	695	712
Dana, Inc.
5.63%, 6/15/2028	425	423
4.50%, 2/15/2032	265	233
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	145	136
5.25%, 7/15/2031	1,050	966
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,182
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	870	874
		8,875
Automobiles — 0.4%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	6,986
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,433
5.30%, 6/24/2029 (a)	3,440	3,489
		14,908
Banks — 17.2%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	16,096
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	16,690	17,604
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	17,400	17,492
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,473
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,200	3,205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	16,000	15,099
6.61%, 11/7/2028	4,600	4,895
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	11,420	11,452
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,829	11,257
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	9,600	9,993
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	9,680	10,022
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	18,735	17,779

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	6,355	6,305
Bank of Nova Scotia (The) (Canada) (SOFR + 1.00%), 4.40%, 9/8/2028 (c)	8,645	8,581
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	20,445	19,410
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,862	4,664
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (c)	10,065	10,110
BPCE SA (France)
4.50%, 3/15/2025 (a)	8,687	8,661
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	26,976	26,216
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,080	3,106
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	15,990	16,436
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	5,719	5,819
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	12,645	12,888
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	12,730	12,651
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	25,390	25,542
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	8,730	8,363
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	9,165	9,025
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (c)	10,450	10,386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	7,230	7,396
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,955
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	19,033	18,712
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	6,860	6,927
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	3,170	3,247
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	4,615	4,537
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	11,650	11,741
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,294
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (c)	6,255	6,176
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	13,295	13,230
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	9,570	9,736
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	5,895	5,936
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	6,355	6,089
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	13,760	14,099
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	20,510	21,065
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	11,845	11,250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (c)	11,000	11,188
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	14,165	13,451
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,365

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	9,818	9,341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	8,025	7,999
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,296
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	7,000	6,825
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	9,665	9,818
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	3,530	3,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	15,685	14,895
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (c)	4,950	4,913
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	12,115	12,412
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,209
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,243
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (c)	2,600	2,590
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	12,760	12,404
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	14,415	14,778
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	5,640	5,932
		666,093
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,049
Broadline Retail — 0.1%
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	570	579
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d)	755	656
9.75%, 10/1/2027 (a)	88	89
Wayfair LLC 7.25%, 10/31/2029 (a)	860	871
		2,195
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	827	817
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	822
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	680	692
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	1,018
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,225	1,235
		4,584
Capital Markets — 4.7%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	650	590
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	3,335	3,243
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	1,915	1,817
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	8,360	8,830
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	12,799	12,120

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	29,050	27,725
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	6,375	6,409
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (c)	10,000	10,003
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	5,680	5,456
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	10,310	9,725
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	7,750	7,450
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	18,405	17,448
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	9,600	9,992
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	8,665	8,750
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	5,825	5,867
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	16,193
UBS AG (Switzerland) 7.50%, 2/15/2028	18,000	19,403
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,865	2,747
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	7,500	7,466
		181,234
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (e)	3,250	2,824
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,106	1,047
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	960
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,075	1,112
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	998	981
9.00%, 2/15/2030 (a)	405	438
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	20	20
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,236	1,164
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	306	275
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	810
5.63%, 8/15/2029 (a)	497	465
		10,096
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	966
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	600	565
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	470	460
Element Fleet Management Corp. (Canada) 3.85%, 6/15/2025 (a)	14,380	14,301
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	975	950
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,802	1,715
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,377
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,959	1,960
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	800	814
		23,108

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Communications Equipment — 0.1%
CommScope LLC
6.00%, 3/1/2026 (a)	1,523	1,496
8.25%, 3/1/2027 (a)	905	839
4.75%, 9/1/2029 (a)	506	419
		2,754
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	580
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,292
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,318	1,353
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	812
		4,037
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	155
6.45%, 4/15/2027	10,625	11,009
Ally Financial, Inc. 5.75%, 11/20/2025	525	527
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	5,000	5,009
5.75%, 3/1/2029 (a)	11,575	11,847
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (c)	19,895	20,126
OneMain Finance Corp. 7.13%, 3/15/2026	1,773	1,811
		50,484
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,696	2,642
3.50%, 3/15/2029 (a)	258	238
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	751
Rite Aid Corp.
8.00%, 10/18/2024 ‡	287	— (f)
8.00%, 11/15/2026 ‡ (b)	1,022	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (c)	101	91
Series A, 15.00% (PIK), 8/30/2031 ‡ (d)	287	174
Series B, 15.00% (PIK), 8/30/2031 ‡ (d)	135	— (f)
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	950	919
		4,815
Containers & Packaging — 0.2%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	690
5.25%, 8/15/2027 (a)	940	557
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	2,925	2,780
6.38%, 7/15/2032 (a)	555	566
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,235	1,264

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,150	1,148
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	1,335	1,332
		8,337
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	631
Diversified Telecommunication Services — 0.4%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	719
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	920
CCO Holdings LLC
4.75%, 3/1/2030 (a)	3,000	2,788
4.25%, 2/1/2031 (a)	5,346	4,787
4.75%, 2/1/2032 (a)	615	553
4.50%, 6/1/2033 (a)	554	481
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	584	585
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,233	1,146
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	690	623
4.13%, 4/15/2030 (a)	1,234	1,089
Optics Bidco SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	607
		14,298
Electric Utilities — 0.9%
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	7,480	7,548
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (e)	2,200	1,903
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (e)	2,000	2,000
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,170
FirstEnergy Transmission LLC 4.55%, 1/15/2030 (a)	3,035	2,988
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,369
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	228
NRG Energy, Inc.
5.75%, 1/15/2028	1,400	1,402
5.25%, 6/15/2029 (a)	1,185	1,162
PG&E Corp. 5.00%, 7/1/2028	1,249	1,226
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,200	1,200
4.38%, 5/1/2029 (a)	367	350
7.75%, 10/15/2031 (a)	1,235	1,312
		35,858
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	600	579
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (a)	288	289
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	1,556	1,458
Noble Finance II LLC 8.00%, 4/15/2030 (a)	510	522
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	356	356
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	725	746

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Transocean, Inc. 8.75%, 2/15/2030 (a)	158	165
USA Compression Partners LP 6.88%, 9/1/2027	460	463
		3,999
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	710	694
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,785	1,747
		2,441
Financial Services — 0.7%
Block, Inc. 3.50%, 6/1/2031	404	363
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	980	1,035
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,070
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	13,625	14,011
5.13%, 7/29/2029 (a)	7,650	7,729
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	403	441
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	871
3.63%, 3/1/2029 (a)	591	545
		26,065
Food Products — 0.5%
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	999	937
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	13,924
4.90%, 4/21/2027 (a)	3,820	3,795
		18,656
Gas Utilities — 0.0% ^
AmeriGas Partners LP 5.88%, 8/20/2026	1,000	983
Ground Transportation — 0.1%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,325	1,316
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	650	678
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,683
XPO, Inc.
6.25%, 6/1/2028 (a)	325	330
7.13%, 6/1/2031 (a)	330	342
		4,349
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,161	1,089
6.25%, 4/1/2029 (a)	340	346
5.25%, 10/1/2029 (a)	852	832
		2,267
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	610	592

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.00%, 4/15/2029 (a)	100	94
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,198	1,159
6.00%, 1/15/2029 (a)	1,114	1,038
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,240	1,162
Encompass Health Corp. 4.75%, 2/1/2030	1,080	1,045
HCA, Inc. 5.20%, 6/1/2028	10,840	10,967
Tenet Healthcare Corp.
6.25%, 2/1/2027	1,371	1,372
4.63%, 6/15/2028	455	442
4.25%, 6/1/2029	923	872
6.13%, 6/15/2030	1,210	1,216
		19,959
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,436
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	369	351
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	806
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,455	1,370
6.50%, 2/15/2032 (a)	311	317
Carnival Corp.
4.00%, 8/1/2028 (a)	1,083	1,031
6.00%, 5/1/2029 (a)	1,119	1,123
Cedar Fair LP 5.25%, 7/15/2029	840	815
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,460
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	960
4.00%, 5/1/2031 (a)	126	115
5.88%, 3/15/2033 (a)	345	346
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	376
4.50%, 6/15/2029 (a)	250	235
MGM Resorts International 5.50%, 4/15/2027	1,192	1,191
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	200	200
6.25%, 3/15/2032 (a)	465	475
6.00%, 2/1/2033 (a)	705	714
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	806	802
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,290	1,232
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,851
		18,770

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — 0.1%
Newell Brands, Inc. 6.38%, 9/15/2027	940	953
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,142	1,062
		2,015
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	995
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	860	832
4.38%, 3/31/2029 (a)	294	276
		2,103
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp. 4.50%, 2/15/2028 (a)	580	561
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,756
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,730	1,747
		9,064
Insurance — 0.7%
Athene Global Funding 1.45%, 1/8/2026 (a)	6,929	6,669
CNO Global Funding 4.95%, 9/9/2029 (a)	8,500	8,505
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,868
HUB International Ltd. 7.25%, 6/15/2030 (a)	910	944
		25,986
IT Services — 0.0% ^
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	505	471
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	545	554
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,045	1,092
Hillenbrand, Inc. 6.25%, 2/15/2029	940	958
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	991
		3,041
Media — 0.8%
Charter Communications Operating LLC 6.15%, 11/10/2026	9,150	9,344
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,479
7.75%, 4/15/2028 (a)	322	297
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	1,526
Directv Financing LLC 5.88%, 8/15/2027 (a)	721	708
DISH DBS Corp.
7.75%, 7/1/2026	950	817
5.25%, 12/1/2026 (a)	2,380	2,188
5.75%, 12/1/2028 (a)	1,045	911
Gray Television, Inc.
10.50%, 7/15/2029 (a)	305	310
5.38%, 11/15/2031 (a)	1,068	636

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,141
8.38%, 5/1/2027	370	216
5.25%, 8/15/2027 (a)	430	307
News Corp. 3.88%, 5/15/2029 (a)	428	402
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,610
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,060	1,000
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	290
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	347
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	785	702
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (a)	3,583	3,364
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,238	1,194
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	360	357
TEGNA, Inc.
4.63%, 3/15/2028	162	154
5.00%, 9/15/2029	676	639
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,365	1,316
		32,255
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,225	1,239
ATI, Inc. 5.88%, 12/1/2027	807	802
Carpenter Technology Corp. 6.38%, 7/15/2028	540	542
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	995	997
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	3,150	3,040
Novelis Corp. 4.75%, 1/30/2030 (a)	1,005	946
		7,566
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	4,962
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,095	1,128
		6,090
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,144
Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	572	560
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	692
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	990	1,013
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	680	700
California Resources Corp. 7.13%, 2/1/2026 (a)	265	266
Chord Energy Corp. 6.38%, 6/1/2026 (a)	995	998
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	869	907
8.75%, 7/1/2031 (a)	348	369
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	961	948
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	860	904
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,397

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA (Colombia) 8.63%, 1/19/2029	820	871
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	810	829
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,100
Expand Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,603
Genesis Energy LP 7.75%, 2/1/2028	1,215	1,228
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	14,472
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,513	1,448
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	595	578
Matador Resources Co. 6.50%, 4/15/2032 (a)	410	411
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	252	258
8.38%, 2/15/2032 (a)	252	258
NuStar Logistics LP
5.63%, 4/28/2027	1,010	1,012
6.38%, 10/1/2030	172	177
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	685	706
5.88%, 7/1/2029 (a)	965	960
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	2,108	1,893
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	2,800	2,716
6.88%, 8/4/2026	3,950	3,926
6.49%, 1/23/2027	3,600	3,527
6.84%, 1/23/2030	1,650	1,527
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	647
SM Energy Co. 6.63%, 1/15/2027	675	676
Sunoco LP 4.50%, 5/15/2029	1,249	1,192
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	1,170	1,107
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	986	1,030
9.50%, 2/1/2029 (a)	1,675	1,871
Vital Energy, Inc. 7.75%, 7/31/2029 (a)	880	884
		58,661
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,462	1,462
5.75%, 4/20/2029 (a)	1,050	1,048
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	585	615
United Airlines, Inc. 4.38%, 4/15/2026 (a)	776	765
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	720	721
		4,611
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,082	1,068
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	1,410	1,251

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.00%, 1/30/2028 (a)	944	632
4.88%, 6/1/2028 (a)	2,253	1,865
Organon & Co.
4.13%, 4/30/2028 (a)	425	403
5.13%, 4/30/2031 (a)	537	492
		4,643
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	905	786
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	690	692
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,093
Entegris, Inc. 4.38%, 4/15/2028 (a)	490	470
		2,255
Software — 0.0% ^
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	610	572
Elastic NV 4.13%, 7/15/2029 (a)	605	566
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	482	463
RingCentral, Inc. 8.50%, 8/15/2030 (a)	385	408
		2,009
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	678
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	480	467
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	428
7.50%, 6/15/2029	895	927
Escrow Rite Aid 0.00%, 12/31/2049 ‡	101	60
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,010	918
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	496	468
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	274	266
3.88%, 6/1/2029 (a)	500	463
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,131	1,079
Staples, Inc.
10.75%, 9/1/2029 (a)	355	350
12.75%, 1/15/2030 (a)	429	354
		5,780
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25%, 12/15/2029	304	326
4.13%, 1/15/2031	1,060	955
8.50%, 7/15/2031	76	82
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	1,015	1,007
		2,370

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	620	574
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	791
Imola Merger Corp. 4.75%, 5/15/2029 (a)	860	826
United Rentals North America, Inc.
4.88%, 1/15/2028	614	605
5.25%, 1/15/2030	500	494
		3,290
Wireless Telecommunication Services — 0.0% ^
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,181	967
Total Corporate Bonds (Cost $1,332,596)		1,316,579
Asset-Backed Securities — 19.6%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	272	271
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,414	1,297
American Credit Acceptance Receivables Trust
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	2,361	2,348
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	918	924
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	2,023
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	5,091	5,181
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,321
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	523
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,516
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	5,107
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,723
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	5,786
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,423
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,152
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	441	416
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,876
AREIT Trust Series 2021-CRE5, Class C, 6.97%, 11/17/2038 (a) (h)	20,131	20,051
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 6.06%, 10/15/2030 (a) (h)	8,645	8,651
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.97%, 4/22/2031 (a) (h)	2,690	2,692
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	1,795	1,771
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,700	1,704
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,449
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,052
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,186
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,524
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	6,500	6,271
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	787	776
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,051
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,806

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,563
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	3,753	3,829
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	2,815	2,777
BXMT Ltd.
Series 2021-FL4, Class A, 5.77%, 5/15/2038 (a) (h)	2,889	2,831
Series 2021-FL4, Class C, 6.47%, 5/15/2038 (a) (h)	1,750	1,432
CarNow Auto Receivables Trust
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	2,982	2,961
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	6,088
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 0.00%, 4/20/2032 ‡ (a) (h) (i)	6,222	6,222
Carvana Auto Receivables Trust
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,797
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,199
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (h)	2,830	2,648
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	2,074
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (h)	826	769
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,340
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	3,077
CPS Auto Receivables Trust
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	531	529
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	13,458	13,433
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	14,540	14,350
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	11,236
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,634
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,293
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,749
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,095
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,371
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,270
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	3,450	3,522
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,315
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,056
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,486
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	5,918
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	237	231
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	4,775	4,742
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,207
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	5,003	4,506
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	899	894
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,034	1,023
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	2,611	2,578
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,543	18,020
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,467
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	1,681	1,571

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	3,355	3,335
Series 2021-2A, Class D, 1.40%, 4/15/2027	10,354	10,083
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	14,766
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	641	637
Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,362
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,760
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,620
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,175
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	1,893
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,000	5,706
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000	2,836
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,216
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	6,136	5,700
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,335
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,514
Galaxy CLO Ltd. (Cayman Islands) Series 2018-26A, Class BR, 6.11%, 11/22/2031 (a) (h)	6,376	6,380
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	577	575
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	9,557
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	4,153	3,974
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,026
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	6,633	6,667
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	3,500	3,519
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,606	8,957
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	454	404
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	684	680
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	341	330
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,519
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,117
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	2,100	2,123
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	1,959
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	1,097	1,099
Magnetite Ltd. (Cayman Islands) Series 2020-25A, Class A, 6.09%, 1/25/2032 (a) (h)	1,527	1,529
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,518
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,201
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,539
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	3,335	3,381
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,309

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	5,767	5,777
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	7,731	7,811
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 5.50%, 8/25/2034 (h)	121	120
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,766	1,782
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	1,261	1,273
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2018-29A, Class B1R, 6.42%, 10/19/2031 (a) (h)	5,769	5,774
Series 2022-49A, Class BR, 6.18%, 7/25/2035 (a) (h)	3,366	3,364
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,548
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	4,750	4,772
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	6,447	6,229
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,291	2,189
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.72%, 1/16/2037 (a) (h) (i)	3,500	3,500
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A2R2, 6.15%, 10/17/2030 (a) (h)	6,923	6,935
Octagon Investment Partners Ltd. (Cayman Islands) Series 2017-1A, Class A2R, 6.33%, 3/17/2030 (a) (h)	2,580	2,579
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,737
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,812
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	749	734
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	3,387	3,271
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,758	1,703
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	1,900	1,882
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	4,226	4,091
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	943	932
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	144	144
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A2, 6.56%, 10/15/2030 (a) (h)	9,220	9,232
Series 2024-3A, Class A2, 6.17%, 8/8/2032 (a) (h)	8,561	8,596
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	2,062	2,044
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,332	1,353
PRET LLC
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (g)	2,760	2,750
Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (g)	1,310	1,304
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (h)	3,662	3,653
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (g)	4,979	4,990
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (a)	3,171	3,046
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	5,964
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,119
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	1,989
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,109
PRPM LLC
Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (g)	7,582	7,544
Series 2021-10, Class A1, 5.49%, 10/25/2026 (a) (g)	1,418	1,416

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Purchasing Power Funding LLC
Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	750	758
Series 2024-A, Class C, 6.80%, 8/15/2028 (a)	2,700	2,733
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	1,897	1,874
Republic Finance Issuance Trust
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	1,000	960
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,539
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 6.21%, 1/15/2036 (a) (h)	9,345	9,342
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	6,496	6,535
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	3,465	3,482
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,459
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,092
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,075
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,083
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,377
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,929
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,909
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,636
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,216
Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,307
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,813
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	266	257
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	236	228
Series 2021-2A, Class A, 1.35%, 9/20/2038 (a)	281	271
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	1,939	1,931
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	2,214	2,082
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	3,283	3,361
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	2,222	2,226
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.36%, 10/15/2031 (a) (h)	5,822	5,828
Series 2018-20A, Class BR2, 6.20%, 1/16/2032 (a) (h)	9,350	9,359
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 6.21%, 4/15/2031 ‡ (a) (h) (i)	6,667	6,667
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,560
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	311	303
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	471	469
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	1,041	1,030
Upstart Securitization Trust
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	1,176	1,171
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	2,411	2,401
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 6.01%, 4/20/2032 (a) (h)	11,260	11,268
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	5,383	5,455

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	1,143	1,151
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,505
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	1,000	998
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	1,273	1,285
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (g)	1,960	1,951
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (g)	2,917	2,912
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (g)	2,271	2,264
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (g)	4,863	4,833
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (g)	2,998	2,981
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (g)	723	722
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (g)	3,306	3,299
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (g)	2,657	2,650
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (g)	2,608	2,603
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (g)	1,467	1,465
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (g)	2,232	2,232
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,500	2,579
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	3,121	3,139
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	2,795	2,815
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,919
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	13,000	12,779
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,080
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,001
Total Asset-Backed Securities (Cost $765,133)		757,492
U.S. Treasury Obligations — 13.8%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,004
4.13%, 2/15/2027	104,140	104,026
4.25%, 3/15/2027	5,940	5,951
4.50%, 4/15/2027	85,845	86,502
4.50%, 5/15/2027	128,435	129,463
3.25%, 6/30/2027	2,140	2,094
4.38%, 7/15/2027	46,470	46,750
3.75%, 8/15/2027	93,815	92,910
3.38%, 9/15/2027	10,420	10,218
3.88%, 10/15/2027	36,815	36,571
4.13%, 10/31/2027	215	215
3.50%, 1/31/2028	1,690	1,659
4.63%, 9/30/2028	1,230	1,252
4.25%, 6/30/2029	1,260	1,267
4.13%, 10/31/2029	12,090	12,108
Total U.S. Treasury Obligations (Cost $531,350)		533,990

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 10.4%
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	122	109
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (h)	242	237
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (h)	1,060	968
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (h)	4,000	3,723
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (h)	60	58
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (h)	143	138
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (h)	2,000	1,901
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	495	308
Series 2006-HYB2, Class 2A1B, 4.61%, 4/20/2036 (h)	68	60
CIM Trust Series 2019-INV2, Class A11, 5.80%, 5/25/2049 (a) (h)	65	62
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2, 6.38%, 12/25/2041 (a) (h)	9,450	9,526
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	677	611
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (h)	3,838	3,825
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 6.20%, 10/25/2047 (h)	585	460
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	73	75
Series 3294, Class NE, 5.50%, 3/15/2037	154	160
Series 3878, Class PL, 4.50%, 11/15/2040	8,816	8,767
Series 4012, Class GS, IF, IO, 1.58%, 3/15/2042 (h)	3,888	533
Series 5182, Class D, 2.50%, 11/25/2043	19,240	17,664
Series 4338, Class SA, IF, IO, 1.08%, 5/15/2044 (h)	3,540	379
Series 4477, Class SA, IF, IO, 1.23%, 5/15/2045 (h)	3,497	390
Series 4505, Class SA, IF, IO, 1.23%, 8/15/2045 (h)	2,997	326
Series 4681, Class SD, IF, IO, 1.23%, 5/15/2047 (h)	269	30
Series 5194, Class H, 2.50%, 10/25/2047	34,421	30,736
Series 4925, Class SH, IF, IO, 1.25%, 10/25/2049 (h)	6,512	608
Series 4954, Class SB, IF, IO, 1.20%, 2/25/2050 (h)	6,706	824
Series 5021, Class MI, IO, 3.00%, 10/25/2050	22,592	3,891
Series 4632, Class MA, 4.00%, 8/15/2054	4,690	4,550
Series 4634, Class MD, 5.00%, 11/15/2054	7,673	7,613
Series 5470, Class FG, 5.93%, 11/25/2054 (h)	24,708	24,538
Series 5472, Class FE, 6.08%, 11/25/2054 (h)	27,443	27,295
Series 5481, Class FA, 6.26%, 12/25/2054 (h)	24,000	24,196
Series 5481, Class FC, 6.36%, 12/25/2054 (h)	33,200	33,584
Series 4630, Class MA, 4.00%, 1/15/2055	6,020	5,926
Series 4839, Class WS, IF, IO, 1.18%, 8/15/2056 (h)	11,346	1,507
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 1.08%, 8/15/2042 (h)	2,960	268
Series 342, Class S7, IF, IO, 1.19%, 2/15/2045 (h)	1,240	124
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 6.73%, 11/25/2041 (a) (h)	6,500	6,561
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	717	63
Series 2015-85, Class SA, IF, IO, 0.77%, 11/25/2045 (h)	2,964	303
Series 2016-74, Class GS, IF, IO, 1.15%, 10/25/2046 (h)	1,477	186
Series 2017-31, Class SG, IF, IO, 1.25%, 5/25/2047 (h)	7,240	804

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-31, Class S, IF, IO, 1.20%, 7/25/2049 (h)	3,532	396
Series 2024-20, Class MA, 5.00%, 11/25/2049	27,653	27,444
Series 2022-42, Class EA, 3.75%, 6/25/2052	54,909	52,495
Series 2022-43, Class P, 4.00%, 7/25/2052	8,800	8,469
Series 2024-67, Class FA, 5.90%, 9/25/2054 (h)	6,252	6,254
Series 2024-96, Class FA, 6.26%, 12/25/2054 (h)	14,150	14,267
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	240	43
Series 2015-123, Class SE, IF, IO, 1.00%, 9/20/2045 (h)	3,665	356
Series 2016-108, Class SM, IF, IO, 1.38%, 8/20/2046 (h)	653	87
Series 2018-139, Class SB, IF, IO, 1.43%, 10/20/2048 (h)	5,296	755
Series 2024-151, Class HB, 4.50%, 10/20/2052	36,655	35,555
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (g)	5,444	5,395
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	3,650	3,654
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	4,790	4,793
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	2,355	2,374
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	5,250	5,185
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (h)	3,041	2,647
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (g)	3,960	3,922
PRPM LLC Series 2021-8, Class A1, 4.74%, 9/25/2026 (a) (h)	4,445	4,413
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 5.08%, 7/25/2046 (h)	897	641
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.77%, 5/25/2035 (h)	49	49
Total Collateralized Mortgage Obligations (Cost $410,864)		403,081
Mortgage-Backed Securities — 10.1%
FHLMC
Pool # 841360, ARM, 6.55%, 11/1/2046 (h)	16,997	17,478
Pool # 841368, ARM, 7.22%, 9/1/2047 (h)	5,015	5,155
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,477	1,446
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	24	23
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	144	141
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	18,079	17,082
Pool # RD5053, 2.00%, 3/1/2031	12,021	11,301
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,764	1,710
Pool # SB8184, 4.00%, 10/1/2037	9,115	8,859
Pool # SB8189, 4.00%, 11/1/2037	16,327	15,872
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	10,694	10,156
Pool # SD8233, 5.00%, 7/1/2052	6,971	6,862
Pool # SD8343, 6.00%, 7/1/2053	34,183	34,595
Pool # SD6636, 5.50%, 10/1/2054	16,836	16,892
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	2,312	2,263
Pool # AL9552, 3.50%, 8/1/2031	177	173

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS9697, 3.50%, 5/1/2032	64	63
Pool # FM1156, 2.50%, 4/1/2033	4,940	4,687
Pool # CB1216, 2.50%, 7/1/2036	8,452	7,803
Pool # FS1563, 2.50%, 7/1/2036	3,051	2,816
Pool # MA4640, 3.50%, 6/1/2037	8,279	7,930
Pool # FS2930, 4.00%, 9/1/2037	9,421	9,163
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	115	110
Pool # MA1527, 3.00%, 8/1/2033	74	70
Pool # MA1921, 3.50%, 6/1/2034	4,036	3,881
Pool # FM3933, 3.00%, 6/1/2037	18,714	17,539
Pool # CA1791, 3.50%, 2/1/2038	7,592	7,284
Pool # FM3075, 3.50%, 11/1/2039	21,694	20,499
Pool # CA8310, 2.50%, 12/1/2040	12,113	10,680
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	4,842	4,693
Pool # FM2972, 4.00%, 12/1/2044	24,326	23,333
Pool # AL7453, 4.00%, 2/1/2045	3,103	3,003
Pool # FS2237, 4.00%, 10/1/2046	25,151	24,154
Pool # FS1847, 4.00%, 1/1/2049	7,434	7,061
Pool # FS1891, 4.00%, 1/1/2050	24,157	22,899
Pool # FS0085, 4.00%, 11/1/2050	12,760	12,119
Pool # MA4842, 5.50%, 12/1/2052	7,408	7,418
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	8,088	7,582
Pool # BF0144, 3.50%, 10/1/2056	4,710	4,259
Pool # BF0184, 4.00%, 2/1/2057	2,396	2,246
Pool # BF0263, 3.50%, 5/1/2058	4,745	4,291
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,286	3,177
Pool # 787548, 5.50%, 9/20/2054	22,730	22,797
Total Mortgage-Backed Securities (Cost $406,225)		391,565
Commercial Mortgage-Backed Securities — 6.9%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 6.36%, 6/15/2035 (a) (h)	600	595
BHMS Series 2018-ATLS, Class A, 6.16%, 7/15/2035 (a) (h)	500	500
BX
Series 2021-MFM1, Class D, 6.22%, 1/15/2034 (a) (h)	1,400	1,393
Series 2021-MFM1, Class E, 6.97%, 1/15/2034 (a) (h)	1,782	1,760
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.30%, 2/15/2039 (a) (h)	708	707
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 2/10/2048	3,900	3,892
Series 2015-GC27, Class C, 4.50%, 2/10/2048 (h)	10,337	10,201
Series 2015-GC29, Class C, 4.34%, 4/10/2048 (h)	3,600	3,469
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (h)	530	258
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (h)	3,500	3,214
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 (a) (h)	3,370	3,332

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-CR14, Class B, 3.79%, 2/10/2047 (h)	2,531	2,425
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,733
Series 2014-CR19, Class D, 4.69%, 8/10/2047 (a) (h)	1,278	1,213
Series 2014-UBS5, Class C, 4.87%, 9/10/2047 (h)	2,750	2,499
Series 2014-CR20, Class C, 4.62%, 11/10/2047 (h)	658	620
Series 2014-CR21, Class D, 4.25%, 12/10/2047 (a) (h)	2,665	2,529
Series 2015-CR23, Class D, 4.48%, 5/10/2048 (h)	2,000	1,571
Series 2015-LC21, Class D, 4.46%, 7/10/2048 (h)	1,000	879
Series 2015-CR25, Class B, 4.67%, 8/10/2048 (h)	5,899	5,788
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (h)	2,550	2,482
Series 2015-PC1, Class B, 4.41%, 7/10/2050 (h)	3,150	2,972
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.71%, 11/15/2048 (h)	2,973	2,744
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.73%, 1/25/2051 (a) (h)	398	396
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (h)	34,531	206
Series K734, Class X3, IO, 2.24%, 7/25/2026 (h)	35,700	958
Series KC05, Class X1, IO, 1.36%, 6/25/2027 (h)	24,989	503
Series K068, Class X1, IO, 0.54%, 8/25/2027 (h)	227,919	2,258
Series K739, Class X1, IO, 1.29%, 9/25/2027 (h)	62,976	1,525
Series K078, Class X1, IO, 0.22%, 6/25/2028 (h)	48,283	191
Series K090, Class X3, IO, 2.39%, 10/25/2029 (h)	32,598	2,902
Series K112, Class X1, IO, 1.54%, 5/25/2030 (h)	24,760	1,576
Series Q012, Class X, IO, 4.06%, 9/25/2035 (h)	11,698	1,860
Series K061, Class X3, IO, 2.05%, 12/25/2044 (h)	2,775	92
Series K070, Class X3, IO, 2.11%, 12/25/2044 (h)	16,537	854
Series K072, Class X3, IO, 2.21%, 12/25/2045 (h)	1,200	71
Series K087, Class X3, IO, 2.40%, 1/25/2046 (h)	14,050	1,092
Series K097, Class X3, IO, 2.09%, 9/25/2046 (h)	20,477	1,661
Series K104, Class X3, IO, 1.96%, 2/25/2047 (h)	25,300	2,059
Series K088, Class X3, IO, 2.43%, 2/25/2047 (h)	9,575	811
Series K735, Class X3, IO, 2.23%, 5/25/2047 (h)	40,532	1,211
Series K093, Class X3, IO, 2.28%, 5/25/2047 (h)	50,000	4,134
Series K095, Class X3, IO, 2.17%, 8/25/2047 (h)	25,000	2,094
Series K736, Class X3, IO, 2.08%, 9/25/2047 (h)	50,000	1,548
Series K099, Class X3, IO, 2.02%, 10/25/2047 (h)	13,745	1,068
Series K105, Class X3, IO, 2.04%, 3/25/2048 (h)	40,058	3,462
Series K111, Class X3, IO, 3.29%, 4/25/2048 (h)	15,644	2,265
Series K110, Class X3, IO, 3.52%, 6/25/2048 (h)	15,544	2,304
Series K114, Class X3, IO, 2.83%, 8/25/2048 (h)	10,750	1,315
Series K115, Class X3, IO, 3.06%, 9/25/2048 (h)	21,273	2,861
Series K125, Class X3, IO, 2.74%, 2/25/2049 (h)	15,690	2,053
FNMA ACES
Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (h)	46,439	3,008
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (h)	28,342	1,309
Series 2020-M37, Class X, IO, 1.11%, 4/25/2032 (h)	68,631	2,776
FREMF Series 2018-KF46, Class B, 6.91%, 3/25/2028 (a) (h)	12	12
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.46%, 9/25/2024 (a) (h)	59	59

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KF42, Class B, 7.16%, 12/25/2024 (a) (h)	968	967
Series 2018-KF53, Class B, 7.01%, 10/25/2025 (h)	369	363
Series 2019-KC03, Class B, 4.48%, 1/25/2026 (a) (h)	5,000	4,865
Series 2019-KF60, Class B, 7.31%, 2/25/2026 (a) (h)	637	624
Series 2019-KF62, Class B, 7.01%, 4/25/2026 (a) (h)	212	203
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (h)	7,600	7,172
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	98,180	289
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	9,393	6,800
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	81
Series 2019-KC07, Class C, 3.74%, 10/25/2029 (a) (h)	4,700	3,744
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (h)	7,500	5,828
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	8,000	6,271
Series 2018-K83, Class D, PO, , 11/25/2051 (a)	6,900	4,847
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	9,000	5,495
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	7,000	5,372
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	71,377	147
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	41
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,037
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.29%, 2/10/2046 (a) (h)	2,157	2,123
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	2,250	682
Series 2015-GC30, Class C, 4.19%, 5/10/2050 (h)	3,695	3,266
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,406
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (h)	7,732	5,589
Series 2015-C31, Class B, 4.78%, 8/15/2048 (h)	4,410	3,883
Series 2015-C31, Class C, 4.78%, 8/15/2048 (h)	3,360	2,528
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (a) (h)	4,600	3,979
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (h)	3,725	3,087
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (h)	856	773
Life Mortgage Trust Series 2021-BMR, Class C, 5.82%, 3/15/2038 (a) (h)	2,225	2,193
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.32%, 4/15/2038 (a) (h)	1,800	1,795
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class C, 4.57%, 2/15/2048 (h)	5,400	5,308
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,739
Series 2015-C24, Class C, 4.46%, 5/15/2048 (h)	2,060	1,902
Series 2016-C31, Class B, 3.88%, 11/15/2049 (h)	2,577	2,337
Series 2015-C23, Class D, 4.27%, 7/15/2050 (a) (h)	2,000	1,886
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.15%, 5/15/2048 (h)	5,450	5,154
Series 2020-HR8, Class XA, IO, 1.91%, 7/15/2053 (h)	18,758	1,473
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,055
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,942
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,450
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	4,800
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,009	3,018
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	256

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 6.38%, 11/15/2036 (a) (h)	3,600	3,571
Series 2021-LIH, Class C, 6.68%, 11/15/2036 (a) (h)	2,200	2,174
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	712	688
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	2,191
Series 2015-C29, Class C, 4.36%, 6/15/2048 (h)	3,750	3,513
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	568
Series 2015-LC22, Class D, 4.69%, 9/15/2058 (h)	10,106	7,599
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (h)	41	40
Series 2014-C22, Class C, 3.78%, 9/15/2057 (h)	8,583	6,847
Series 2014-C22, Class D, 3.92%, 9/15/2057 (a) (h)	1,000	494
Series 2014-C22, Class B, 4.37%, 9/15/2057 (h)	3,000	2,681
Total Commercial Mortgage-Backed Securities (Cost $297,433)		268,406
Foreign Government Securities — 1.3%
Arab Republic of Egypt 7.60%, 3/1/2029 (e)	5,550	5,379
Benin Government Bond 7.96%, 2/13/2038 (a)	1,420	1,379
Commonwealth of the Bahamas 6.00%, 11/21/2028 (e)	1,400	1,339
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	3,040	2,829
7.05%, 2/3/2031 (a)	1,140	1,186
Federal Republic of Nigeria 6.50%, 11/28/2027 (e)	3,600	3,418
Gabonese Republic 6.95%, 6/16/2025 (e)	750	730
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (e)	1,300	1,287
6.13%, 1/29/2026 (e)	2,800	2,795
Islamic Republic of Pakistan
6.00%, 4/8/2026 (e)	800	748
6.88%, 12/5/2027 (e)	2,500	2,241
7.38%, 4/8/2031 (a)	800	669
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,030	2,213
Lebanese Republic 6.38%, 3/9/2020 (b)	4,362	403
Republic of Angola
9.50%, 11/12/2025 (e)	900	907
8.25%, 5/9/2028 (e)	2,000	1,896
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	4,600	4,578
5.75%, 12/31/2032 (e) (g)	237	225
7.63%, 1/30/2033 (a)	1,890	1,881
Republic of Ecuador 6.90%, 7/31/2030 (e) (g)	1,900	1,285
Republic of El Salvador
8.63%, 2/28/2029 (e)	1,600	1,638
9.25%, 4/17/2030 (e)	1,150	1,209
Republic of Honduras 8.63%, 11/27/2034 (a)	600	598
Republic of Iraq 5.80%, 1/15/2028 (e)	2,159	2,095
Republic of Senegal 6.25%, 5/23/2033 (e)	2,000	1,680

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of South Africa 7.10%, 11/19/2036 (a)	2,385	2,408
Suriname Government International Bond 7.95%, 7/15/2033 (d) (e)	1,200	1,092
Total Foreign Government Securities (Cost $51,924)		48,108
Loan Assignments — 0.5% (c) (j)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	701	706
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	1,915	1,928
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	1,082	1,084
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2027	1,038	1,042
Electrical Equipment — 0.1%
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 3/2/2027	1,056	1,062
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031	1,347	1,351
		2,413
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	1,756	1,764
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 7.87%, 7/21/2028	537	539
		2,303
Health Care Providers & Services — 0.0% ^
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028	1,040	1,047
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028	1,992	1,993
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 11/22/2030	677	678
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	741	765
Pharmaceuticals — 0.0% ^
MI OpCo Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 7.25%), 11.92%, 3/31/2028	250	252
Software — 0.1%
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	700	700
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/1/2027	2,021	2,038
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	993	999
		3,737
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	1,062	1,067
Total Loan Assignments (Cost $18,685)		19,015
Municipal Bonds — 0.1% (h) (k)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,255)	51,989	2,381

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 1/5/2025 ‡ (d) (l) (m) (Cost $46)	—	615
	SHARES (000)
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	1	152
Specialty Retail — 0.0% ^
Rite Aid ‡ *	1	—
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	455
Total Common Stocks (Cost $496)		607
Short-Term Investments — 2.9%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (n) (o) (Cost $102,887)	102,862	102,903
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.80%, 1/30/2025 (p) (q) (Cost $7,565)	7,625	7,569
Total Short-Term Investments (Cost $110,452)		110,472
Total Investments — 99.6% (Cost $3,927,459)		3,852,311
Other Assets in Excess of Liabilities — 0.4%		16,963
NET ASSETS — 100.0%		3,869,274

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)	Value is zero.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Security is an interest bearing note with preferred security characteristics.
(m)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of November 30, 2024.
(p)	The rate shown is the effective yield as of November 30, 2024.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,544	03/31/2025	USD	524,382	1,020
U.S. Treasury 5 Year Note	5,586	03/31/2025	USD	601,237	4,219
					5,239

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(1,475)	03/20/2025	USD	(164,048)	(2,099)
U.S. Treasury 10 Year Ultra Note	(850)	03/20/2025	USD	(97,617)	(1,715)
U.S. Treasury Long Bond	(291)	03/20/2025	USD	(34,793)	(904)
U.S. Treasury Ultra Bond	(82)	03/20/2025	USD	(10,442)	(382)
(5,100)
139

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 30,750	(2,181)	(762)	(2,943)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$729,078	$28,414	$757,492
Collateralized Mortgage Obligations	—	401,180	1,901	403,081
Commercial Mortgage-Backed Securities	—	268,406	—	268,406
Common Stocks
Oil, Gas & Consumable Fuels	152	—	—	152
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	455	455
Total Common Stocks	152	—	455	607
Convertible Bonds	—	—	615	615
Corporate Bonds
Aerospace & Defense	—	3,312	—	3,312
Automobile Components	—	8,875	—	8,875
Automobiles	—	14,908	—	14,908
Banks	—	666,093	—	666,093
Biotechnology	—	1,049	—	1,049
Broadline Retail	—	2,195	—	2,195
Building Products	—	4,584	—	4,584
Capital Markets	—	181,234	—	181,234
Chemicals	—	10,096	—	10,096
Commercial Services & Supplies	—	23,108	—	23,108
Communications Equipment	—	2,754	—	2,754
Construction & Engineering	—	4,037	—	4,037
Consumer Finance	—	50,484	—	50,484
Consumer Staples Distribution & Retail	—	4,550	265	4,815
Containers & Packaging	—	8,337	—	8,337
Diversified Consumer Services	—	631	—	631
Diversified Telecommunication Services	—	14,298	—	14,298
Electric Utilities	—	35,858	—	35,858
Electronic Equipment, Instruments & Components	—	579	—	579
Energy Equipment & Services	—	3,999	—	3,999
Entertainment	—	2,441	—	2,441
Financial Services	—	26,065	—	26,065
Food Products	—	18,656	—	18,656
Gas Utilities	—	983	—	983
Ground Transportation	—	4,349	—	4,349
Health Care Equipment & Supplies	—	2,267	—	2,267
Health Care Providers & Services	—	19,959	—	19,959
Hotel & Resort REITs	—	1,436	—	1,436
Hotels, Restaurants & Leisure	—	18,770	—	18,770
Household Durables	—	2,015	—	2,015
Household Products	—	2,103	—	2,103
Independent Power and Renewable Electricity Producers	—	9,064	—	9,064

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$25,986	$—	$25,986
IT Services	—	471	—	471
Leisure Products	—	554	—	554
Machinery	—	3,041	—	3,041
Media	—	32,255	—	32,255
Metals & Mining	—	7,566	—	7,566
Mortgage Real Estate Investment Trusts (REITs)	—	6,090	—	6,090
Multi-Utilities	—	4,144	—	4,144
Oil, Gas & Consumable Fuels	—	58,661	—	58,661
Passenger Airlines	—	4,611	—	4,611
Personal Care Products	—	1,068	—	1,068
Pharmaceuticals	—	4,643	—	4,643
Real Estate Management & Development	—	786	—	786
Semiconductors & Semiconductor Equipment	—	2,255	—	2,255
Software	—	2,009	—	2,009
Specialized REITs	—	678	—	678
Specialty Retail	—	5,720	60	5,780
Technology Hardware, Storage & Peripherals	—	2,370	—	2,370
Trading Companies & Distributors	—	3,290	—	3,290
Wireless Telecommunication Services	—	967	—	967
Total Corporate Bonds	—	1,316,254	325	1,316,579
Foreign Government Securities	—	48,108	—	48,108
Loan Assignments	—	19,015	—	19,015
Mortgage-Backed Securities	—	391,565	—	391,565
Municipal Bonds	—	2,381	—	2,381
U.S. Treasury Obligations	—	533,990	—	533,990
Short-Term Investments
Investment Companies	102,903	—	—	102,903
U.S. Treasury Obligations	—	7,569	—	7,569
Total Short-Term Investments	102,903	7,569	—	110,472
Total Investments in Securities	$103,055	$3,717,546	$31,710	$3,852,311
Appreciation in Other Financial Instruments
Futures Contracts	$5,239	$—	$—	$5,239
Depreciation in Other Financial Instruments
Futures Contracts	(5,100)	—	—	(5,100)
Swaps	—	(762)	—	(762)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$139	$(762)	$—	$(623)

(a)	Amount rounds to less than one thousand.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$27,964	$—	$501	$18	$26,611	$(7,390)	$—	$(25,278)	$5,988	$28,414
Collateralized Mortgage Obligations	5,988	—	(17)	2	1,916	—	—	—	(5,988)	1,901
Common Stocks	410	—	45	—	—	—	—	—	—	455
Convertible Bonds	497	—	118	—	—	—	—	—	—	615
Corporate Bonds	2,642	(1,129)	1,385	4	325	(2,902)	—	—	—	325
Total	$37,501	$(1,129)	$2,032	$24	$28,852	$(10,292)	$—	$(25,278)	$—	$31,710

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $242.
For the period ended November 30, 2024, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$9,458	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 75.00% (6.10%)
			Yield (Discount Rate of Cash Flows)	6.04% - 8.18% (6.74%)
Asset-Backed Securities	9,458
	325	Term of Restructuring	Expected Recovery	0.00% - 90.00% (68.63%)

Corporate Bonds	325
	615	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	615
Total	$10,398

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $21,312. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b)	$84,447	$1,154,634	$1,136,142	$(35)	$(1)	$102,903	102,862	$4,868	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.